Summary of Significant Accounting Policies - Schedule of Estimated Economic Useful Lives of the Intangible Assets (Details)	Sep. 30, 2025
Patents [Member]
Schedule of Estimated Economic Useful Lives of the Intangible Assets [Line Items]
Intangible assets Estimated useful life	5 years
Software Copyright [Member]
Schedule of Estimated Economic Useful Lives of the Intangible Assets [Line Items]
Intangible assets Estimated useful life	5 years